Trade receivables (Details 4) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 8,727	$ 8,600
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,727	8,600
Trade receivables [member] | USD
Disclosure of provision matrix [line items]
Total trade receivables, net	3,510	3,451
Trade receivables [member] | EUR
Disclosure of provision matrix [line items]
Total trade receivables, net	1,551	1,533
Trade receivables [member] | JPY
Disclosure of provision matrix [line items]
Total trade receivables, net	658	600
Trade receivables [member] | CNY
Disclosure of provision matrix [line items]
Total trade receivables, net	282	312
Trade receivables [member] | RUB
Disclosure of provision matrix [line items]
Total trade receivables, net	247	268
Trade receivables [member] | BRL
Disclosure of provision matrix [line items]
Total trade receivables, net	206	237
Trade receivables [member] | GBP
Disclosure of provision matrix [line items]
Total trade receivables, net	183	208
Trade receivables [member] | AUD
Disclosure of provision matrix [line items]
Total trade receivables, net	161	165
Trade receivables [member] | CHF
Disclosure of provision matrix [line items]
Total trade receivables, net	100	127
Trade receivables [member] | CAD
Disclosure of provision matrix [line items]
Total trade receivables, net	136	73
Trade receivables [member] | Others
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 1,693	$ 1,626